ORGANIZATION AND PRINCIPAL ACTIVITIES (Details 2) ¥ in Thousands														2 Months Ended		3 Months Ended				12 Months Ended
	May. 12, 2015 CNY (¥)	Mar. 04, 2015 CNY (¥)	Feb. 02, 2015 CNY (¥)	Feb. 02, 2015 USD ($)	May. 30, 2014 CNY (¥)	May. 30, 2014 USD ($)	May. 19, 2014 CNY (¥)	May. 19, 2014 USD ($)	Apr. 10, 2014 CNY (¥)	Apr. 10, 2014 USD ($)	Apr. 03, 2014 CNY (¥)	Apr. 03, 2014 USD ($)	Mar. 31, 2014 USD ($) shares	May. 31, 2014 CNY (¥)	May. 31, 2014 USD ($)	Sep. 30, 2014 CNY (¥)	Sep. 30, 2014 USD ($)	Jun. 30, 2014 CNY (¥)	Jun. 30, 2014 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	May. 11, 2015 shares	Aug. 28, 2014 USD ($)
Organization and Principal Activities [Line Items]
Equity contribution from Shanda																					$ 5,405,317
Cash received as equity contribution in the form of a forgiven loan																					5,847,070
Cash received from related party loan																				$ 4,631,190
Advertising Agency Agreement with Third Party Huzhong
Organization and Principal Activities [Line Items]
Percentage of minimum guaranteed amounts, to be prepaid by Huzhong prior to the beginning of the month																				50.00%
Shengyue
Organization and Principal Activities [Line Items]
Revenue from related party																					$ 2,703,492	$ 12,404,031
Shengyue | New advertising agency agreement with New Shengyue
Organization and Principal Activities [Line Items]
Financial penalties associate with termination agreement payable																								$ 0
Provision for all remaining receivables under the advertising agency agreement																¥ 350	$ 50,000
Shengyue | Old advertising agency agreement with Shengyue
Organization and Principal Activities [Line Items]
Provision for all remaining receivables under the advertising agency agreement																		¥ 5,710	$ 920,000
Shengyue | Net Revenues | Revenue Concentration Risk
Organization and Principal Activities [Line Items]
Percentage of net revenue derived from related parties																				0.00%	31.50%	94.40%
Shanda
Organization and Principal Activities [Line Items]
Percentage of shareholders' interest in the company												29.50%								71.00%	29.00%	70.50%
Loan from related party							¥ 21,400	$ 3,400,000			¥ 20,000	$ 3,200,000		¥ 36,100	$ 5,800,000
Related party receivables forgiven												1,200,000
Equity contribution from Shanda							¥ 21,400	$ 3,400,000				2,000,000			$ 5,400,000
Cash received as equity contribution in the form of a forgiven loan					¥ 16,100	$ 2,600,000			¥ 20,000	$ 3,200,000											$ 5,847,070
Term of the loan							12 months	12 months
Related party payables forgiven							¥ 5,300	$ 800,000
Shanda Media Group Ltd.
Organization and Principal Activities [Line Items]
Percentage of outstanding ordinary shares transferred out by controlling shareholders													41.00%
Ordinary shares sold by controlling shareholders | shares													1,938,360,784
Maturity of promissory note													3 years
Aggregate consideration of ordinary shares												$ 47,000,000	$ 47,000,000
Mr. Xu
Organization and Principal Activities [Line Items]
Percentage of shareholders' interest in the company																					41.00%
Ordinary shares sold by controlling shareholders | shares																							1,938,360,784
Loan from related party			¥ 30,000	$ 4,840,000
Term of the loan			1 year	1 year
Interest rate, per annum			6.50%	6.50%
Cash received from related party loan		¥ 30,000																		$ 4,631,190
Qinhe
Organization and Principal Activities [Line Items]
Revenue from related party																				$ 0	$ 1,613,606
Qinhe | Net Revenues | Revenue Concentration Risk
Organization and Principal Activities [Line Items]
Percentage of net revenue derived from related parties																				0.00%	18.80%
Shanda Computer | Mr. Xu
Organization and Principal Activities [Line Items]
Payment in exchange for loan transfer | ¥	¥ 30,300